Other investments - Disclosure of detailed information about other investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Investments [Line Items]
Total	$ 189,260	$ 74,043
Fair value through profit or loss (warrants and convertible instruments) [Member]
Other Investments [Line Items]
Balance - January 1	6,548	6,766
Change in fair value	5,315	343
Foreign exchange revaluation impact	412	(561)
Balance - December 31	12,275	6,548
Fair value through other comprehensive income (common shares) [Member]
Other Investments [Line Items]
Balance - January 1	55,313	63,569
Acquisitions	11,004	0
Change in fair value	59,673	(4,778)
Disposals	(49,805)	(2,448)
Transfer from associates	84,502	0
Foreign exchange revaluation impact	2,156	(1,030)
Balance - December 31	162,843	55,313
Amortized cost (notes) [Member]
Other Investments [Line Items]
Balance - January 1	12,182	0
Additions	1,595	0
Effective interests	365	0
Repayments	0	(1,399)
Change in allowance for expected credit loss and write-offs	0	1,399
Reclassified from short-term investments	0	12,182
Balance - December 31	$ 14,142	$ 12,182